BETTER 10Q - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) segment	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)
Line of Credit Facility [Line Items]
Number of reportable segments	1		1
Bifurcated derivative	$ 237,667		$ 236,603	$ 0
Loan commitment asset	16,119		16,119	121,723
Pre-Closing Bridge Notes
Line of Credit Facility [Line Items]
Discount on bridge notes				291,900
Interest expense on debt	$ 0	$ 133,414	$ 272,667	$ 19,211